Events Occurring After the Reporting Year	12 Months Ended
Jun. 30, 2025
Events Occurring After the Reporting Year [Abstract]
Events occurring after the reporting year

21 Events occurring after the reporting year

No matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.